Consolidated statement of changes in equity - COP ($) $ in Millions	Subscribed and paid-in capital Adoption of new standards	Subscribed and paid-in capital After adoption of new standards IFRS	Subscribed and paid-in capital	Additional paid-in capital Adoption of new standards	Additional paid-in capital After adoption of new standards IFRS	Additional paid-in capital	Reserves Adoption of new standards	Reserves After adoption of new standards IFRS	Reserves	Other comprehensive income Adoption of new standards	Other comprehensive income After adoption of new standards IFRS	Other comprehensive income	Retained earnings Adoption of new standards	Retained earnings After adoption of new standards IFRS	Retained earnings	Total Adoption of new standards	Total After adoption of new standards IFRS	Total	Non-controlling interest Adoption of new standards	Non-controlling interest After adoption of new standards IFRS	Non-controlling interest	Adoption of new standards	After adoption of new standards IFRS	Total
Opening balance at Dec. 31, 2020			$ 25,040,067			$ 6,607,699			$ 9,635,136			$ 7,947,062			$ 669,900			$ 49,899,864			$ 3,599,499			$ 53,499,363
Net profit			0			0			0			0			15,649,143			15,649,143	$ 0		1,981,411			17,630,554
Release of reserves			0			0			(5,066,156)			0			5,066,156			0			0			0
Dividends declared			0			0			0			0			(698,984)			(698,984)			(2,008,840)			(2,707,824)
Business combination			0			0			0			0			0			0			18,973,080			18,973,080
Change in participation in subsidiaries			0			0			0			0			228,692			228,692			(596,394)			(367,702)
Equity restitution			0			0			0			0			0			0			(14,824)			(14,824)
Appropriation of reserves, Legal			0			0			168,808			0			(168,808)			0			0			0
Appropriation of reserves ,Fiscal and statutory			0			0			509,082			0			(509,082)			0			0			0
Appropriation of reserves , Occasional			0			0			5,377,359			0			(5,377,359)			0			0			0
(Loss) gain on hedging instruments:
Cash flow hedge for future exports			0			0			0			(808,777)			0			(808,777)			0			(808,777)
Hedge of a net investment in a foreign operation			0			0			0			(2,869,539)			0			(2,869,539)			(1,871)			(2,871,410)
Cash flow hedge with derivative instruments			0			0			0			(105,048)			0			(105,048)			(30,618)			(135,666)
Financial instruments measured at fair value			0			0			0			431			0			431			399			830
Foreign currency translation			0			0			0			5,811,782			0			5,811,782			158,937			5,970,719
Sale of joint ventures			0			0			0			(361,728)			0			(361,728)			0			(361,728)
Remeasurement loss on defined benefit plans			0			0			0			1,743,711			0			1,743,711			33,446			1,777,157
Closing balance at Dec. 31, 2021	$ 0	$ 25,040,067	25,040,067	$ 0	$ 6,607,699	6,607,699	$ 0	$ 10,624,229	10,624,229	$ 0	$ 11,357,894	11,357,894	$ 42,054	$ 14,901,712	14,859,658	$ 42,054	$ 68,531,601	68,489,547		$ 22,094,225	22,094,225	$ 42,054	$ 90,625,826	90,583,772
Net profit			0			0			0			0			31,604,781			31,604,781			3,594,699			35,199,480
Release of reserves			0			0			(5,886,441)			0			5,886,441			0			0			0
Dividends declared			0			0			(6,907,605)			0			(11,512,675)			(18,420,280)			(2,073,000)			(20,493,280)
Business combination			0			0			0			0			0			0			(238,839)			(238,839)
Equity restitution			0			0			0			0			0			0			(84,824)			(84,824)
Appropriation of reserves, Legal			0			0			1,669,468			0			(1,669,468)			0			0			0
Appropriation of reserves ,Fiscal and statutory			0			0			509,082			0			(509,082)			0			0			0
Appropriation of reserves , Occasional			0			0			8,889,900			0			(8,889,900)			0			0			0
(Loss) gain on hedging instruments:
Cash flow hedge for future exports			0			0			0			(1,528,749)			0			(1,528,749)			0			(1,528,749)
Hedge of a net investment in a foreign operation			0			0			0			(4,854,805)			0			(4,854,805)			(132,930)			(4,987,735)
Cash flow hedge with derivative instruments			0			0			0			62,792			0			62,792			55,121			117,913
Financial instruments measured at fair value			0			0			0			942			0			942			(113)			829
Foreign currency translation			0			0			0			11,572,728			0			11,572,728			4,387,994			15,960,722
Remeasurement loss on defined benefit plans			0			0			0			(814,083)			0			(814,083)			145,829			(668,254)
Closing balance at Dec. 31, 2022	$ 0	$ 25,040,067	25,040,067	$ 0	$ 6,607,699	6,607,699	$ 0	$ 8,898,633	8,898,633	$ 0	$ 15,796,719	15,796,719	$ (4,828)	$ 29,806,981	29,811,809	$ (4,828)	$ 86,150,099	86,154,927	$ 0	$ 27,748,162	27,748,162	$ (4,828)	$ 113,898,261	113,903,089
Net profit			0			0			0			0			21,060,798			21,060,798			4,322,273			25,383,071
Release of reserves			0			0			(2,491,377)			0			2,491,377			0			0			0
Dividends declared			0			0			0			0			(24,382,199)			(24,382,199)			(3,146,267)			(27,528,466)
Equity restitution			0			0			0			0			0			0			(44,768)			(44,768)
Appropriation of reserves, Legal			0			0			3,340,629			0			(3,340,629)			0			0			0
Appropriation of reserves ,Fiscal and statutory			0			0			509,082			0			(509,082)			0			0			0
Appropriation of reserves , Occasional			0			0			7,665,758			0			(7,665,758)			0			0			0
(Loss) gain on hedging instruments:
Cash flow hedge for future exports			0			0			0			3,075,743			0			3,075,743			(4,197)			3,071,546
Hedge of a net investment in a foreign operation			0			0			0			6,053,951			0			6,053,951			159,436			6,213,387
Cash flow hedge with derivative instruments			0			0			0			123,094			0			123,094			50,617			173,711
Financial instruments measured at fair value			0			0			0			(2,125)			0			(2,125)			(268)			(2,393)
Foreign currency translation			0			0			0			(13,761,678)			0			(13,761,678)			(4,415,918)			(18,177,596)
Remeasurement loss on defined benefit plans			0			0			0			(2,611,056)			0			(2,611,056)			(123,217)			(2,734,273)
Closing balance at Dec. 31, 2023			$ 25,040,067			$ 6,607,699			$ 17,922,725			$ 8,674,648			$ 17,461,488			$ 75,706,627			$ 24,545,853			$ 100,252,480